COMBINED STATEMENTS OF CASH FLOWS - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income (loss)	$ (242,282)	$ (336,661)	$ 78,377
Adjustments to net income (loss) to arrive at cash (used in) provided by operating activities:
Depreciation	20,545	19,158	15,930
Amortization of intangible assets	49,908	43,725	26,007
Impairment of goodwill and intangibles	218,812	374,355	0
Impairment of long-lived assets	4,462	0	0
Change in fair value of contingent consideration	5,855	(27,118)	734
Deferred income taxes	(15,149)	(39,852)	3,505
Foreign currency translation gains, net	(624)	(1,249)	0
Loss on disposal of property, plant, and equipment	1,283	788	63
Share-based compensation	5,192	13,281	12,637
Changes in assets and liabilities:
Net receivables	(4,594)	61,631	(4,498)
Net inventories	115,879	25,396	(113,494)
Prepaid expenses	13,756	(9,272)	(18,831)
Accounts payable	20,661	(50,073)	(21,047)
Accrued compensation	(4,920)	(6,304)	4,598
Accrued income taxes	(3,652)	6,882	560
Sales tax	(380)	317	1,133
Other assets and liabilities	(5,552)	(11,194)	(16,599)
Cash (used for) provided by operating activities	179,200	63,810	(30,925)
Investing Activities
Capital expenditures	(14,019)	(12,872)	(13,099)
Acquisition of businesses, net of cash received	(16,478)	(761,589)	(545,467)
Proceeds from the disposition of property, plant, and equipment	134	43	31
Cash used for investing activities	(30,363)	(774,418)	(558,535)
Financing Activities
Net transfers (to) from Parent	(119,160)	719,190	595,045
Payments made for contingent consideration	(22,573)	0	0
Cash provided by (used for) financing activities	(141,733)	719,190	595,045
Effect of foreign currency exchange rate fluctuations on cash	301	(321)	(68)
Increase (decrease) in cash and cash equivalents	7,405	8,261	5,517
Cash and cash equivalents at beginning of year	15,541	7,280	1,763
Cash and cash equivalents at end of year	22,946	15,541	7,280
Noncash investing activity:
Capital expenditures included in accounts payable and other accrued liabilities	1,388	2,286	1,544
Contingent consideration in connection with business combinations	$ 0	$ 11,400	$ 36,698